Other Investments	6 Months Ended
Jun. 30, 2024
Texts Block [Abstract]
Other investments
4.
Other investments

	June 30, 2024	December 31, 2023*
(in $ millions)	$	$
Non-current investments
Time deposits	761	681
Debt investments – at FVTPL	173	247
Debt investments – at FVOCI	87	19
Equity investments – at FVTPL	188	241
	1,209	1,188
Current investments
Time deposits	1,653	1,137
Debt investments – at FVOCI	89	26
Debt investments – at FVTPL	210	361
Debt Investments – at amortized cost	217	381
	2,169	1,905
	3,378	3,093

* For the purpose of comparability, current debt investments - at amortized cost and FVTOCI previously presented within current time deposits have been presented as separate captions.

Time deposits

These financial assets measured at amortized cost predominantly comprise deposits with banks and financial institutions with a maturity of more than three months from the date of placement.